Loans and financings - Interest rate swaps (Details) - Interest rate swap contract R$ in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2019 BRL (R$)	Jan. 31, 2019 USD ($)
Loans and financings
Term of interest rate swap	10 years
Notional amount	R$ 226,880	$ 58,233
CDI
Loans and financings
Borrowings, percentage of reference rate	53.04%	53.04%